SUBSEQUENT EVENTS (Details Narrative)																									2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 26, 2021 USD ($)	Jul. 12, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 07, 2021 USD ($)	May 06, 2021 USD ($) a	Apr. 25, 2021 USD ($) a	Apr. 20, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 23, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 16, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($)	Mar. 09, 2021 USD ($)	Mar. 08, 2021 USD ($)	Mar. 05, 2021 USD ($)	Feb. 25, 2021 USD ($)	Feb. 22, 2021 USD ($)	Feb. 16, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 21, 2021 USD ($)	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 15, 2021 USD ($) $ / shares shares	Nov. 18, 2020 USD ($)	Mar. 01, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 25, 2021 ft²
Subsequent Event [Line Items]
Net proceeds from issuance of common stock																											$ 25,101,000		$ 10,789,000
Stock redeemed, shares | shares
Stock redeemed, value																										$ 18,000
Payment to acquire property, pland and equipment																											175,100	321,800	$ 408,000	$ 402,800
Proceeds from Sale of Property, Plant, and Equipment																											$ 69,500	$ 145,400	$ 987,200
Austin Texas [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment																					$ 755,000
Auburn California [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment																				$ 4,900,000					$ 4,498,300
Driftwood Texas [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment																		$ 1,584,350
Belfair Washington [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment																$ 3,915,000
Rocklin California [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment											$ 3,944,050
Tacoma Washington [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment										$ 2,000,000
Purchase And Sale Agreement [Member] | Horseshoe Bay Texas [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment						$ 2,005,200	$ 4,750,000	$ 16,900,000
Area of land							31																								2,700
Purchase And Sale Agreement [Member] | Horseshoe Bay Texas [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment				$ 60,000
Purchase And Sale Agreement [Member] | Punta Gorda Florida [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment						$ 4,700,000
Area of land | a						53
Purchase And Sale Agreement [Member] | Olympia Washington [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment					$ 4,425,000
Purchase And Sale Agreement [Member] | Sacramento California [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment			$ 5,544,000
Purchase And Sale Agreement [Member] | Auburn California [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment																								$ 4,900,000
Purchase And Sale Agreement [Member] | Loomis California [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment															$ 1,100,000
Purchase And Sale Agreement [Member] | Belfair Washington [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment									$ 8,640,000
Purchase And Sale Agreement [Member] | Gig Harbor Washington [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment															3,050,000
Purchase And Sale Agreement [Member] | Spicewood Texas [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment														$ 915,000
Sale Agreement [Member] | National Public Builder [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment													$ 8,910,000						$ 7,920,000
Sale Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 10,440,000
Sale Agreement [Member] | Horseshoe Bay Texas [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment								$ 16,900,000							$ 2,500,000
Sale Agreement [Member] | Loomis California [Member]
Subsequent Event [Line Items]
Payment to acquire property, pland and equipment																	$ 6,850,000
Non-Binding Credit Facilities Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from line of credit	$ 158,400,000
Former Employee [Member]
Subsequent Event [Line Items]
Share price | $ / shares												$ 0.40
Stock redeemed, shares | shares												45,046
Stock redeemed, value												$ 18,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued | shares																										9,200,000			2,031,705
Stock redeemed, shares | shares																										45,046
Follow On Public Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued | shares																						9,200,000	9,200,000
Share price | $ / shares																						$ 3.00	$ 3.00
Gross proceeds from issuance of common stock																						$ 27,600,000	$ 27,600,000
Warrants issued | shares																						400,000	400,000
Net proceeds from issuance of common stock																						$ 25,256,000	$ 25,256,000
Underwriters Option [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued | shares																						1,200,000	1,200,000